2. Loans: Schedule of Loans and Financing Receivable (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, before Allowance for Credit Loss	$ 729,783,655	$ 599,094,594
Financing Receivable, percent of portfolio	100.00%	100.00%
Financing Receivable, net charge-offs	$ 38,707,197	$ 38,355,146
Financing Receivable, percent net charge-offs	100.00%	100.00%
Cosumer Loans
Financing Receivable, before Allowance for Credit Loss	$ 648,507,635	$ 538,305,272
Financing Receivable, percent of portfolio	88.90%	89.90%
Financing Receivable, net charge-offs	$ 37,131,112	$ 36,967,737
Financing Receivable, percent net charge-offs	95.90%	96.40%
Real Estate Loans
Financing Receivable, before Allowance for Credit Loss	$ 31,066,906	$ 26,599,089
Financing Receivable, percent of portfolio	4.20%	4.40%
Financing Receivable, net charge-offs	$ 27,290	$ 61,817
Financing Receivable, percent net charge-offs	0.10%	0.10%
Sales Finance Contracts
Financing Receivable, before Allowance for Credit Loss	$ 50,209,114	$ 34,190,233
Financing Receivable, percent of portfolio	6.90%	5.70%
Financing Receivable, net charge-offs	$ 1,548,795	$ 1,325,592
Financing Receivable, percent net charge-offs	4.00%	3.50%